Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of property and equipment

	2024
Changes in cost	Opening balance	Additions	Disposals	Transfers	Acquisitions of subsidiaries	CTA(*)	Closing balance

Furniture and fixtures	1,868	611	(20)	158	—	(280)	2,337
Building improvements	11,280	1,974	(355)	511	—	(1,632)	11,778
Work-in-progress	5,379	—	—	(3,347)	—	(451)	1,581
Office equipment	5,983	1,020	(3)	276	49	(1,023)	6,302
Right-of-use assets (a)	20,329	9,289	—	2,402	—	(2,777)	29,243
Total - Cost of fixed assets	44,839	12,894	(378)	—	49	(6,163)	51,241

	2024
Changes in accumulated depreciation	Opening balance	Additions	Disposals	Transfers	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Furniture and fixtures	(1,334)	(146)	16	—	—	215	(1,249)
(-) Building improvements	(5,490)	(921)	355	—	—	951	(5,105)
(-) Office equipment	(3,985)	(776)	—	—	(27)	727	(4,061)
(-) Right-of-use assets (a)	(5,845)	(3,254)	—	—	—	895	(8,204)
Total - Accumulated depreciation	(16,654)	(5,097)	371	—	(27)	2,788	(18,619)
Property and equipment, net	28,185	7,797	(7)	—	22	(3,375)	32,622

	2023
Changes in cost	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

Furniture and fixtures	1,734	88	(3)	—	49	1,868
Building improvements	11,259	5,283	(171)	—	288	16,659
Office equipment	5,354	499	(167)	19	278	5,983
Right-of-use assets (a)	18,122	2,003	(143)	—	347	20,329
Total - Cost of fixed assets	36,469	7,873	(484)	19	962	44,839

	2023
Changes in accumulated depreciation	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Furniture and fixtures	(1,161)	(144)	2	—	(31)	(1,334)
(-) Building improvements	(4,516)	(953)	176	—	(197)	(5,490)
(-) Office equipment	(3,332)	(631)	155	(4)	(173)	(3,985)
(-) Right-of-use assets (a)	(2,833)	(3,019)	31	—	(24)	(5,845)
Total - Accumulated depreciation	(11,842)	(4,747)	364	(4)	(425)	(16,654)
Property and equipment, net	24,627	3,126	(120)	15	537	28,185

	2022
Changes in cost	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Furniture and fixtures	1,434	224	—	53	23	1,734
(-) Building improvements	7,460	3,661	—	238	(100)	11,259
(-) Office equipment	3,561	1,554	—	150	89	5,354
(-) Right-of-use assets (a)	12,624	9,739	(4,730)	521	(32)	18,122
Total - Cost of fixed assets	25,079	15,178	(4,730)	962	(20)	36,469

	2022
Changes in accumulated depreciation	Opening balance	Additions	Disposals	Acquisitions of subsidiaries	CTA(*)	Closing balance

(-) Furniture and fixtures	(919)	(162)	—	(53)	(27)	(1,161)
(-) Building improvements	(3,559)	(828)	—	(71)	(58)	(4,516)
(-) Office equipment	(2,724)	(430)	—	(99)	(79)	(3,332)
(-) Right-of-use assets (a)	(4,469)	(2,405)	4,442	(200)	(201)	(2,833)
Total - Accumulated depreciation	(11,671)	(3,825)	4,442	(423)	(365)	(11,842)
Property and equipment, net	13,408	11,353	(288)	539	(385)	24,627

(*) CTA – Cumulative translation adjustment
As of December 31, 2024, 2023 and 2022, there was no indication that any of these assets were impaired.
(a)    The Group is a lessee in lease agreements for which the underlying assets are the office spaces located in different jurisdictions (refer to note 21 (a)).

Summary of breakdown of property plant and equipment by region
(b)    The following is a breakdown of the total Property and equipment assets by region:

	2024	2023

Brazil	8,726	9,481
Cayman Islands	5,331	3,877
Chile	5,888	7,702
Colombia	2,595	1,144
United Kingdom	6,654	1,754
United States of America	3,166	3,689
Other	262	538
Balance	32,622	28,185